SUPPLEMENTAL FINANCIAL INFORMATION (Details - Accounts payable) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Accounts payable, current	$ 331,765	$ 760,535
Accounts Payable [Member]
Accounts payable, current	331,793	758,821
Credit Cards Payable [Member]
Accounts payable, current	$ (28)	$ 1,714